Capital Stock	6 Months Ended
Jun. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Capital Stock
5.	Capital Stock
During the six months ended June 30, 2014, the Company issued 1,200,000 common shares for proceeds of $50,000.